Research and development costs	6 Months Ended
Jun. 30, 2022
Research and Development costs
Research and Development Costs

13. Research and development costs

Research and development costs amount to € 24,816,000 for the six month period ended June 30, 2022 (six month period ended June 30, 2021: € 18,640,000) and are comprised of allocated employee costs including share-based payments, the costs of materials and laboratory consumables, outsourced activities, license and intellectual property costs and other allocated costs. Research and development costs for the six month period ended June 30, 2022 include restructuring costs amounting to € 934,000 (six month period ended June 30, 2021: € nil).